Stock-Based Compensation - Schedule of Nonvested Share-based Payment Arrangement Option Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Nonvested beginning balance (in shares)	7,271	3,729
Granted (in shares)	6,748
Vested (in shares)	(1,846)
Cancelled and forfeited (in shares)	(1,360)
Nonvested ending balance (in shares)	7,271
Weighted Average Exercise Price per Share
Beginning balance (in usd per share)	$ 1.16
Granted (in usd per share)	2.44
Vested (in usd per share)	1.77
Forfeited (in usd per share)	1.51
Ending balance (in usd per share)	$ 2.14